Financial Risk Management (Details) - Schedule of Movement of Allowance for Trade Receivables - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Movement Of Allowance For Trade Receivables [Abstract]
Acquired in business combination		$ 190,549
Gain recognised/(reversed) during the year	72,698	(120,544)
Exchange gain		12,174
Ending	(1,255)	$ 57,831
Allowance for trade receivables	$ 129,274